Segment reporting	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Segment reporting
18	Segment reporting

The Company primarily manages its business on the basis of the geographical location of its operating mines. The Company’s operating segments are based on the reports reviewed by the senior management group that are used to make strategic decisions. The Chief Executive Officer considers the business from a geographic perspective considering the performance of the Company’s business units. The corporate division only earns income that is considered to be incidental to the activities of the Company and thus it does not meet the definition of an operating segment; as such it has been included within “other reconciling items.”

The reporting segments identified are the following:

•	Peru – Yauricocha Mine

•	Mexico – Bolivar and Cusi Mines

The following is a summary of the reported amounts of net income (loss) and the carrying amounts of assets and liabilities by operating segment:

	Peru	Mexico	Mexico	Canada
	Yauricocha Mine	Bolivar Mine	Cusi Mine	Corporate	Total
Year ended December 31, 2018	$	$		$	$

Revenue (1)	168,657	52,451	11,263	-	232,371

Production cost of sales	(74,731)	(33,168)	(7,281)	-	(115,180)
Depletion of mineral property	(13,229)	(2,918)	(640)	-	(16,787)
Depreciation and amortization of property, plant and equipment	(4,626)	(8,197)	(1,799)	-	(14,622)
Cost of sales	(92,586)	(44,283)	(9,720)	-	(146,589)

Gross profit from mining operations	76,071	8,168	1,543	-	85,782

Income (loss) from operations	60,640	1,836	919	(5,083)	58,312
Interest expense and other finance costs	(2,637)	0	(997)	0	(3,634)
Other income (expense)	1,029	(1,967)	(347)	(3)	(1,288)
Foreign currency exchange loss	(26)	(1,694)	(299)	809	(1,210)
Income (loss) before income tax	59,006	(1,825)	(724)	(4,277)	52,180

Income tax expense	(24,068)	(1,768)	(504)	-	(26,340)

Net income (loss) from operations	34,938	(3,593)	(1,228)	(4,277)	25,840

December 31, 2018	Peru	Mexico	Canada

Total assets	209,159	145,775	1,507	356,441
Non-current assets	163,222	120,528	67	284,943
Total liabilities	124,020	27,607	1,209	152,836

(1) Includes provisional pricing adjustments of: $1,289 for Yauricocha, $(190) for Bolivar, and $(45) for Cusi.

	Peru	Mexico	Mexico	Canada
	Yauricocha Mine	Bolivar Mine	Cusi Mine	Corporate	Total
Year ended December 31, 2017	$	$		$	$

Revenue	154,153	44,949	6,016	-	205,118

Production cost of sales	(67,542)	(27,418)	(6,019)	-	(100,979)
Depletion of mineral property	(31,448)	(3,163)	(690)	-	(35,301)
Depreciation and amortization of property, plant and equipment	(12,783)	(8,275)	(1,816)	-	(22,874)
Cost of sales	(111,773)	(38,856)	(8,525)	-	(159,154)

Gross profit (loss) from mining operations	42,380	6,093	(2,509)	-	45,964

Income (loss) from operations	29,428	(1,328)	(3,818)	(6,200)	18,082
Loss on spin out of Plexmar net assets	-	-	-	(4,412)	(4,412)
Interest expense and other finance costs	(2,801)	-	(462)	-	(3,263)
Other income (expense)	1,156	(910)	(153)	725	818
Foreign currency exchange loss	222	(723)	(128)	(1,108)	(1,737)
Income (loss) before income tax	28,005	(2,961)	(4,561)	(10,995)	9,488

Income tax expense	(10,047)	(269)	(32)	-	(10,348)

Net income (loss) from operations	17,958	(3,230)	(4,593)	(10,995)	(860)

December 31, 2017	Peru	Mexico	Canada

Total assets	205,233	132,826	2,542	340,601
Non-current assets	155,401	111,212	85	266,698
Total liabilities	134,323	24,086	1,514	159,923

For the year ended December 31, 2018, 73% of the revenues ($168,657) were from two customers based in Peru and the remaining 27% of the revenues ($63,714) were from two customers based in Mexico. In Peru, the two customers accounted for 79% and 21% of the revenues. In Mexico, the two customers accounted for 82% and 18% of the revenues.

For the year ended December 31, 2017, 75% of the revenues ($154,153) were from two customers based in Peru and the remaining 25% of the revenues ($50,965) were from two customers based in Mexico. In Peru, the two customers accounted for 73% and 27% of the revenues. In Mexico, the two customers accounted for 88% and 12% of the revenues.

As at December 31, 2018, the trade receivable balance of $19,199 includes amounts outstanding of $3,995 and $15,204 from two customers in Mexico and two customers in Peru, respectively.